NEXPOINT STRATEGIC OPPORTUNITIES FUND
STATEMENT OF PREFERENCES
OF
5.50% SERIES A CUMULATIVE PREFERRED SHARES
NexPoint Strategic Opportunities Fund, a Delaware statutory trust (the Trust), hereby certifies that:
FIRST: The Board of Trustees of the Trust, at a meeting duly convened and held on October 13, 2020
(i) pursuant to authority expressly vested in it by the Amended and Restated Agreement and Declaration of Trust of the Trust, as amended from time to time, adopted resolutions classifying an unlimited amount of shares as authorized but unissued preferred shares of the Trust, par value $0.001 per share, and
(ii) at a meeting duly convened and held on October
13, 2020 designated, and approved the issuance and sale of up to, $120 million in liquidation preference of such preferred shares.
SECOND: The preferences, rights, voting powers, restrictions, limitations as to dividends and distributions, qualifications, and terms and conditions of redemption of the Trusts 5.50% Series
A Cumulative Preferred Shares, par value $0.001 per share, as set by the Board of Trustees, are as follows:
DESIGNATION
5.50% Series A Cumulative Preferred Shares: A series of up to 4,800,000 preferred shares, par value
$0.001 per share, liquidation preference $25.00 per share, is hereby designated 5.50% Series A
Cumulative Preferred Shares (the Series A Preferred
Shares). Each Series A Preferred Share may be issued on a date to be determined by the Board of Trustees or its delegates and as are set forth in this Statement of Preferences, and shall have such other preferences, rights, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law or set forth in the Governing
Documents (as defined herein) applicable to preferred shares of the Trust (Preferred Shares), as are set forth in this Statement of Preferences. The
Series A Preferred Shares shall constitute a separate series of Preferred Shares.
This Statement of Preferences sets forth the rights, powers, preferences and privileges of the holders of the Series A Preferred Shares and the provisions set forth herein shall operate either as additions to or modifications of the rights, powers, preferences and privileges of the holders of the Series A Preferred
Shares under the Declaration (as defined herein), as the context may require. To the extent the provisions set forth herein conflict with the provisions of the Declaration with respect to any such rights, powers, preferences and privileges, this Statement of Preferences shall control. Except as contemplated by the immediately preceding sentence, the Declaration shall control as to the Trust generally and the rights, powers, preferences and privileges of the other shareholders of the Trust.
PART I

DEFINITIONS
Unless the context or use indicates another or
different meaning or intent, each of the following
terms when used in this Statement of Preferences
shall have the meaning ascribed to it below, whether
such term is used in the singular or plural and
regardless of tense:
1940 Act means the Investment Company Act of 1940,
as amended, or any successor statute. References to
the 1940 Act in this Statement of Preferences shall
apply to the Trust for so long as, and only for so
long as, the Trust shall remain registered as an
investment company act under the 1940 Act.
1940 Act Asset Coverage means, for so long as, and
only for so long as, the Trust shall remain
registered as an investment company act under the
1940 Act, asset coverage, as determined in
accordance with Section 18(h) of the 1940 Act, of at
least 200% with respect to all outstanding senior
securities of the Trust which are stock, including
all Outstanding Series A Preferred Shares (or such
other asset coverage as may in the future be
specified in or under the 1940 Act as the minimum
asset coverage for senior securities which are stock
of a closed-end investment company as a condition of
declaring dividends on its common stock), determined
on the basis of values calculated as of a time
within 48 hours (not including Saturdays, Sundays or
holidays) next preceding the time of such
determination. Effective immediately upon issuance
of the Deregistration Order, the Trust shall have no
obligation to comply with 1940 Act Asset Coverage or
any provisions related thereto in this Statement of
Preferences.
1940 Act Asset Coverage Cure Date means, with
respect to the failure by the Trust to maintain 1940
Act Asset Coverage (as required by paragraph 6(a)(i)
of Part II hereof) as of the last Business Day of
each March, June, September and December of each
year, 49 days following such Business Day.
1940 Act Voting Period has the meaning set forth in
paragraph 5(b)(i) of Part II hereof.
Board of Trustees means the Board of Trustees of the
Trust or any duly authorized committee thereof as
permitted by applicable law.
Business Day means a day on which the NSYE is open
for trading and that is neither a Saturday nor a
Sunday.
By-Laws means the Amended and Restated By-Laws of
the Trust, as amended from time to time.
Common Shares means the common shares of beneficial
interest, par value $0.001 per share, of the Trust.
Date of Original Issue means December 15, 2020 with
respect to the Series A Preferred Shares, and for
the purposes of this Statement of Preferences shall
have a correlative meaning with respect to any other
class or series of Preferred Shares.
Declaration means the Amended and Restated Agreement
and Declaration of Trust of the Trust, dated as of
August 28, 2020, as amended, supplemented or
restated from time to time (including by this
Statement of Preferences or by way of any other
supplement or Statement of Preferences authorizing
or creating a class of shares of beneficial interest
in the Trust).
Deregistration Order shall mean an order issued by
the Securities and Exchange Commission declaring
that the Trust has ceased to be an investment
company, as defined in the 1940 Act.
Deposit Assets means cash, Short Term Money Market
Instruments and U.S. Government Obligations. Each
Deposit Asset shall be deemed to have a value equal
to its principal or face amount payable at maturity
plus any interest payable thereon after delivery of
such Deposit Asset but only if payable on or prior
to the applicable payment date in advance of which
the relevant deposit is made.
Dividend Disbursing Agent means, with respect to the
Series A Preferred Shares, American Stock Transfer &
Trust Company and its successors or any other
dividend disbursing agent appointed by the Trust
and, with respect to any other class or series of
Preferred Shares, the Person appointed by the Trust
as dividend disbursing or paying agent with respect
to such class or series.
Dividend Payment Date means with respect to the
Series A Preferred Shares, any date on which
dividends and distributions declared by, or under
authority granted by, the Board of Trustees thereon
are payable pursuant to the provisions of paragraph
2(a) of Part II of this Statement of Preferences and
shall for the purposes of this Statement of
Preferences have a correlative meaning with respect
to any other class or series of Preferred Shares.
Dividend Period shall have the meaning set forth in
paragraph 2(a) of Part II hereof, and for the
purposes of this Statement of Preferences shall have
a correlative meaning with respect to any other
class or series of Preferred Shares.
DSTA means the Delaware Statutory Trust Act.
Egan-Jones means Egan-Jones Ratings Company.
Governing Documents means the Declaration and the
By-Laws.
Liquidation Preference shall, with respect to the
Series A Preferred Shares, have the meaning set
forth in paragraph 3(a) of Part II hereof, and for
the purposes of this Statement of Preferences shall
have a correlative meaning with respect to any other
class or series of Preferred Shares.
Notice of Redemption shall have the meaning set
forth in paragraph 4(c)(i) of Part II hereof.
NYSE means the New York Stock Exchange.
Outside Redemption Date means the 30th Business Day
after a Cure Date.
Outstanding means, as of any date, Preferred Shares
theretofore issued by the Trust except:
(a) any such Preferred Share theretofore
cancelled by the Trust or delivered to the Trust
for cancellation;
(b) any such Preferred Share as to which a notice
of redemption shall have been given and for whose
payment at the redemption thereof Deposit Assets
in the necessary amount are held by the Trust in
trust for, or have been irrevocably deposited
with the relevant disbursing agent for payment
to, the holder of such share pursuant to this
Statement of Preferences with respect thereto;
and
(c) any such Preferred Share in exchange for or
in lieu of which other shares have been issued
and delivered.
Notwithstanding the foregoing, for purposes of
voting rights (including the determination of the
number of shares required to constitute a
quorum), any Preferred Shares as to which the
Trust or any subsidiary of the Trust is the
holder will be disregarded and deemed not
Outstanding.
Person means and includes an individual, a
partnership, the Trust, a trust, a corporation, a
limited liability company, an unincorporated
association, a joint venture or other entity or a
government or any agency or political subdivision
thereof.
Post-Deregistration Voting Period has the meaning
set forth in paragraph 5(b)(ii) of Part II hereof.
Preferred Shares means all series of the preferred
shares, par value $0.001 per share, of the Trust,
and includes the Series A Preferred Shares.
Rating Agency means Egan-Jones, as long as Egan-
Jones is then rating the Series A Preferred Shares
at the Trusts request, or any rating agency then
providing a rating for the Series A Preferred Shares
at the request of the Trust, and for the purpose of
this Statement of Preferences shall have a
correlative meaning with respect to any other series
of Preferred Shares.
Record Date shall have the meaning set forth in
paragraph 2(a) of Part II hereof, and for the
purposes of this Statement of Preferences shall have
a correlative meaning with respect to any other
class or series of Preferred Shares.
Redemption Price has the meaning set forth in
paragraph 4(a) of Part II hereof, and for the
purposes of this Statement of Preferences shall have
a correlative meaning with respect to any other
class or series of Preferred Shares.
Series A Preferred Shares means the 5.50% Series A
Cumulative Preferred Shares, par value $0.001 per
share, of the Trust.
Short Term Money Market Instruments means the
following types of instruments if, on the date of
purchase or other acquisition thereof by the Trust,
the remaining term to maturity thereof is not in
excess of 180 days:
(i)	commercial paper rated A-1 if such
commercial paper matures in 30
days or A-1+ if such commercial
paper matures in over 30 days;
(ii)	demand or time deposits in, and
bankers acceptances and
certificates of deposit of (A) a
depository institution or trust
company incorporated under the
laws of the United States of
America or any state thereof or
the District of Columbia or (B) a
United States branch office or
agency of a foreign depository
institution (provided that such
branch office or agency is subject
to banking regulation under the
laws of the United States, any
state thereof or the District of
Columbia);
(iii)	overnight funds; and
(iv)	U.S. Government Obligations.
Trust means NexPoint Strategic Opportunities Fund, a
Delaware statutory trust.

U.S. Government Obligations means direct obligations of the United States or obligations issued by its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.
Voting Period shall have the meaning set forth in paragraph 5(b)(ii) of Part II hereof.


PART II

5.50% SERIES A CUMULATIVE PREFERRED SHARES
1. Number of Shares; Ranking.
(a) The initial number of authorized Shares
constituting the Series A Preferred Shares to be
issued is 4,800,000.  No fractional Series A
Preferred Shares shall be issued.
(b) Series A Preferred Shares which at any time
have been redeemed or purchased by the Trust
shall, after such redemption or purchase, have
the status of authorized but unissued Preferred
Shares.
(c) The Series A Preferred Shares shall rank on a
parity with any other series of Preferred Shares
as to the payment of dividends, distributions and
liquidation preference to which such Shares are
entitled.
(d) No holder of Series A Preferred Shares shall
have, solely by reason of being such a holder,
any preemptive or other right to acquire,
purchase or subscribe for any Preferred Shares or
Common Shares or other securities of the Trust
which it may hereafter issue or sell.
2. Dividends and Distributions.
(a) Holders of Series A Preferred Shares shall be
entitled to receive, when, as and if declared by,
or under authority granted by, the Board of
Trustees, out of funds legally available
therefor, cumulative cash dividends and
distributions at the rate of 5.50% per annum
(computed on the basis of a 360-day year
consisting of twelve 30-day months) of the
Liquidation Preference on the Series A Preferred
Shares and no more, payable quarterly on March
31, June 30, September 30 and December 31 in each
year (each a Dividend Payment Date) commencing on
March 31, 2021 (or, if any such day is not a
Business Day, then on the next succeeding
Business Day). Dividends and distributions will
be payable to holders of record of Series A
Preferred Shares as they appear on the share
register of the Trust at the close of business on
the fifth preceding Business Day (each, a Record
Date) in preference to dividends and
distributions on Common Shares and any other
capital shares of the Trust ranking junior to the
Series A Preferred Shares in payment of dividends
and distributions. Dividends and distributions on
Series A Preferred Shares that were originally
issued on the Date of Original Issue shall
accumulate from the Date of Original Issue.
Dividends and distributions on all other Series A
Preferred Shares shall accumulate from (i) the
date on which such shares are originally issued
if such date is a Dividend Payment Date, (ii) the
immediately preceding Dividend Payment Date if
the date on which such shares are originally
issued is other than a Dividend Payment Date and
is on or before a Record Date or (iii) the
immediately following Dividend Payment Date if
the date on which such shares are originally
issued is during the period between a Record Date
and a Dividend Payment Date. Each period
beginning on and including a Dividend Payment
Date (or the Date of Original Issue, in the case
of the first dividend period after the issuance
of such shares) and ending on but excluding the
next succeeding Dividend Payment Date is referred
to herein as a Dividend Period. Dividends and
distributions on account of arrears for any past
Dividend Period or in connection with the
redemption of Series A Preferred Shares may be
declared and paid at any time, without reference
to any Dividend Payment Date, to holders of
record on such date not exceeding 30 days
preceding the payment date thereof as shall be
fixed by the Board of Trustees.
(b)  	(i) No full dividends or distributions shall
be declared or paid on Series A Preferred
Shares for any Dividend Period or part
thereof unless full cumulative dividends and distributions due through the most recent
Dividend Payment Dates therefor for all
series of Preferred Shares ranking on a
parity with the Series A Preferred Shares as to the payment of dividends and distributions have been or contemporaneously are declared and paid through the most recent Dividend Payment Dates therefor. If full cumulative dividends and distributions due have not been paid on all such Outstanding Preferred Shares, any dividends and distributions being paid on such Preferred Shares (including the Series A
Preferred Shares) will be paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on each such series of Preferred Shares on the relevant Dividend Payment Date. No holders of Series A Preferred Shares shall be entitled to any dividends or distributions, whether payable in cash, property or shares, in excess of full cumulative dividends and distributions as provided in this paragraph
2(b)(i) on Series A Preferred Shares. No interest or sum of money in lieu of interest shall be payable in respect of any dividend payments on any Series A Preferred Shares that may be in arrears.
(ii) For so long as Series A Preferred
Shares are Outstanding, the Trust shall not declare or pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares, or options, warrants or rights to subscribe for or purchase Common Shares or other shares, if any, ranking junior to the Series A
Preferred Shares as to dividends and
distribution of assets upon liquidation) in respect of the Common Shares or any other shares of the Trust ranking junior to the Series A Preferred Shares as to the payment of dividends and the distribution of assets upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other shares of the Trust ranking junior to the Series A Preferred Shares as to the payment of dividends and the distribution of assets upon liquidation (except by conversion into or exchange for shares of the Trust ranking junior to the Series A Preferred Shares as to dividends and distributions of assets upon liquidation), unless, in each case, (A) immediately thereafter, for so long as, and only for so long as, the Trust shall remain registered as an investment company under the 1940 Act, the Trust shall have 1940 Act
Asset Coverage, (B) all cumulative dividends and distributions on all Series A Preferred
Shares due on or prior to the date of the transaction have been declared and paid (or shall have been declared and sufficient funds for the payment thereof deposited with the applicable Dividend Disbursing Agent) and (C) the Trust has redeemed the full number of Series A Preferred Shares to be redeemed mandatorily pursuant to any provision contained herein for mandatory redemption.
(iii) Any dividend payment made on the
Series A Preferred Shares shall first be credited against the dividends and distributions accumulated with respect to the earliest Dividend Period for which dividends and distributions have not been paid.
(c) Not later than the Business Day immediately preceding each Dividend Payment Date, the Trust shall deposit with the Dividend Disbursing Agent
Deposit Assets having an initial combined value sufficient to pay the dividends and distributions that are payable on such Dividend Payment Date, which Deposit Assets shall mature (if such assets constitute debt securities or time deposits) on or prior to such Dividend Payment Date. The Trust may direct the Dividend Disbursing Agent with respect to the investment of any such Deposit
Assets, provided that such investment consists exclusively of Deposit Assets and provided further that the proceeds of any such investment will be available at the opening of business on such Dividend Payment Date.
3. Liquidation Rights.
(a) In the event of any liquidation, dissolution or winding up of the affairs of the Trust, whether voluntary or involuntary, the holders of Series A Preferred Shares shall be entitled to receive out of the assets of the Trust available for distribution to shareholders, after satisfying claims of creditors but before any distribution or payment shall be made in respect of the Common Shares or any other shares of the Trust ranking junior to the Series A Preferred
Shares as to liquidation payments, a liquidation distribution in the amount of $25.00 per share
(the Liquidation Preference), plus an amount equal to all unpaid dividends and distributions accumulated to and including the date fixed for such distribution or payment (whether or not earned or declared by the Trust, but excluding interest thereon), and such holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up of the Trust.
(b) If, upon any liquidation, dissolution or winding up of the affairs of the Trust, whether voluntary or involuntary, the assets of the Trust available for distribution among the holders of all Outstanding Series A Preferred Shares, and any other Outstanding class or series of Preferred Shares ranking on a parity with the Series A Preferred Shares as to payment upon liquidation, shall be insufficient to permit the payment in full to such holders of Series A
Preferred Shares of the Liquidation Preference plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other Preferred
Shares, then such available assets shall be distributed among the holders of Series A
Preferred Shares and such other Preferred Shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. Unless and until the Liquidation
Preference plus accumulated and unpaid dividends and distributions has been paid in full to the holders of Series A Preferred Shares, no dividends or distributions will be made to holders of the Common Shares or any other shares of the Trust ranking junior to the Series A
Preferred Shares as to liquidation.
4. Redemption.
The Series A Preferred Shares shall be redeemed by the Trust as provided below:
(a) Mandatory Redemptions. For so long as, and only for so long as, the Trust shall remain registered as an investment company under the 1940 Act, if the Trust is required to redeem any Preferred Shares (which may include Series A
Preferred Shares) pursuant to paragraph 6(b) of
Part II hereof, then the Trust shall, to the extent permitted by the DSTA and, if applicable, the 1940 Act, by the close of business on such 1940 Act Asset Coverage Cure Date fix a redemption date that is on or before the Outside
Redemption Date and proceed to redeem shares as set forth in paragraph 4(c) hereof; provided, however, that the Trust may fix a redemption date that is after the Outside Redemption Date if the Board of Trustees determines in good faith that extraordinary market conditions exist as a result of which disposal by the Trust of securities owned by it is not reasonably practicable, or is not reasonably practicable at fair value. On such redemption date, the Trust shall redeem, out of funds legally available therefor, (i) the number of Preferred Shares, which, to the extent permitted by the DSTA and, if applicable, the 1940 Act, at the option of the Trust may include any proportion of Series A Preferred Shares or any other series of Preferred Shares, equal to the minimum number of shares the redemption of which, if such redemption had occurred immediately prior to the opening of business on such 1940 Act Asset Coverage Cure Date, would have resulted in the Trust having 1940 Act Asset
Coverage immediately prior to the opening of business on such 1940 Act Asset Coverage Cure
Date or (ii) if such 1940 Act Asset Coverage cannot be so restored, all of the Outstanding
Series A Preferred Shares, at a price equal to $25.00 per share plus accumulated but unpaid dividends and distributions (whether or not earned or declared by the Trust) through, but not including, the date of redemption (the Redemption
Price). In the event that Preferred Shares are redeemed pursuant to paragraph 6(b) of Part II hereof, the Trust may, but is not required to, redeem an additional number of Series A Preferred
Shares pursuant to this paragraph 4(a)(i) which, when aggregated with other Preferred Shares redeemed by the Trust, permits the Trust to have with respect to the Preferred Shares (including the Series A Preferred Shares) remaining
Outstanding after such redemption 1940 Act Asset
Coverage of as much as 220%. In the event that all of the Series A Preferred Shares then
Outstanding are required to be redeemed pursuant to paragraph 6(b) of Part II hereof, the Trust shall redeem such shares at the Redemption Price and proceed to do so as set forth in paragraph
4(c) hereof. Effective immediately upon issuance of the Deregistration Order, this paragraph
4(a)(i) shall be void and shall have no further effect.
(b) Optional Redemptions. Prior to December 15,
2023, the Series A Preferred Shares are not subject to optional redemption by the Trust unless such redemption is necessary, in the judgment of the Board of Trustees, to maintain the Trusts status as a regulated investment company (RIC) or a real estate investment trust
(REIT), as applicable, under Subchapter M of the Internal Revenue Code of 1986, as amended.
Commencing December 15, 2023, and thereafter, and prior thereto to the extent necessary to maintain the Trusts status as a RIC or a REIT, as applicable, under Subchapter M of the Internal
Revenue Code of 1986, as amended, to the extent permitted by DSTA and, if applicable, the 1940
Act, the Trust may at any time upon Notice of Redemption redeem the Series A Preferred Shares in whole or in part at the Redemption Price per share, which notice shall specify a redemption date of not fewer than 30 days nor more than 90 days after the date of such notice.
(c) Procedures for Redemption.
(i) If the Trust shall determine or be
required to redeem Series A Preferred Shares pursuant to this paragraph 4, it shall mail a written notice of redemption (Notice of Redemption) with respect to such redemption by first class mail, postage prepaid, to each holder of the shares to be redeemed at such holders address as the same appears on the share register of the Trust on the close of business on such date as the Board of Trustees or its delegatee may determine, which date shall not be earlier than the second Business Day prior to the date upon which such Notice of Redemption is mailed or delivered electronically to the holders of Series A Preferred Shares. Each such Notice of Redemption shall state: (A) the redemption date as established by the Board of Trustees or its delegatee; (B) the number of Series A
Preferred Shares to be redeemed; (C) the CUSIP number(s) of such shares; (D) the Redemption Price (specifying the amount of accumulated dividends and distributions to be included therein); (E) the place or places where the certificate(s) for such shares
(properly endorsed or assigned for transfer, if the Board of Trustees or its delegatee shall so require and the Notice of Redemption shall so state), if any, are to be surrendered for payment in respect of such redemption; (F) that dividends and distributions on the shares to be redeemed will cease to accrue on such redemption date;
(G) the provisions of this paragraph 4 under which such redemption is made; and (H) in the case of a redemption pursuant to paragraph
4(b), any conditions precedent to such
redemption. If fewer than all Series A
Preferred Shares held by any holder are to be redeemed, the Notice of Redemption mailed or delivered electronically to such holder also shall specify the number or percentage of shares to be redeemed from such holder. No defect in the Notice of Redemption or the mailing thereof shall affect the validity of the redemption proceedings, except as required by applicable law.
(ii) If the Trust shall give a Notice of Redemption, then by the close of business on the Business Day preceding the redemption date specified in the Notice of Redemption
(so long as any conditions precedent to such redemption have been met) or, if the Dividend
Disbursing Agent so agrees, another date not later than the redemption date, the Trust shall (A) deposit with the Dividend
Disbursing Agent Deposit Assets that shall mature (if such assets constitute debt securities or time deposits) on or prior to such redemption date having an initial combined value sufficient to effect the redemption of the Series A Preferred Shares to be redeemed and (B) give the Dividend
Disbursing Agent irrevocable instructions and authority to pay the Redemption Price to the holders of the Series A Preferred Shares called for redemption on the redemption date.
The Trust may direct the Dividend Disbursing
Agent with respect to the investment of any Deposit Assets so deposited provided that the proceeds of any such investment will be available at the opening of business on such redemption date. Upon the date of such deposit (unless the Trust shall default in making payment of the Redemption Price), all rights of the holders of the Series A
Preferred Shares so called for redemption shall cease and terminate except the right of the holders thereof to receive the Redemption
Price thereof and such shares shall no longer be deemed Outstanding for any purpose. The
Trust shall be entitled to receive, promptly after the date fixed for redemption, any cash in excess of the aggregate Redemption Price of the Series A Preferred Shares called for redemption on such date and any remaining
Deposit Assets. Any assets so deposited that are unclaimed at the end of two years from such redemption date shall, to the extent permitted by law, be repaid to the Trust, after which the holders of the Series A
Preferred Shares so called for redemption shall look only to the Trust for payment of the Redemption Price thereof. The Trust shall be entitled to receive, from time to time after the date fixed for redemption, any interest on the Deposit Assets so deposited.
(iii) On or after the redemption date, each holder of Series A Preferred Shares that are subject to redemption shall surrender such shares to the Trust as instructed in the Notice of Redemption and shall then be entitled to receive the cash Redemption
Price, without interest.
(iv) In the case of any redemption of less than all of the Series A Preferred Shares pursuant to this Statement of Preferences, such redemption shall be made pro rata from each holder of Series A Preferred Shares in accordance with the respective number of shares held by each such holder on the record date for such redemption.
(v) Notwithstanding the other provisions of this paragraph 4, the Trust shall not redeem any Series A Preferred Shares unless all accumulated and unpaid dividends and distributions on all Outstanding Series A
Preferred Shares and other Preferred Shares ranking on a parity with the Series A
Preferred Shares with respect to dividends and distributions for all applicable past
Dividend Periods (whether or not earned or declared by the Trust) shall have been or are contemporaneously paid or declared and
Deposit Assets for the payment of such
dividends and distributions shall have been deposited with the Dividend Disbursing Agent as set forth in paragraph 2(c) of Part II hereof, provided, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding Preferred Shares pursuant to the successful completion of an otherwise lawful purchase or exchange offer made on the same terms to holders of all Outstanding
Series A Preferred Shares.
If the Trust shall not have funds legally available for the redemption of, or is otherwise unable to redeem, all the Series A Preferred Shares or other
Preferred Shares designated to be redeemed on any redemption date, the Trust shall redeem on such redemption date the number of Series A Preferred
Shares and other Preferred Shares so designated as it shall have legally available funds, or is otherwise able, to redeem ratably on the basis of the Redemption Price from each holder whose shares are to be redeemed, and the remainder of the Series
A Preferred Shares and other Preferred Shares designated to be redeemed shall be redeemed on the earliest practicable date on which the Trust shall have funds legally available for the redemption of, or is otherwise able to redeem, such shares upon Notice of Redemption.
5. Voting Rights.
(a) General. Except as otherwise provided in the Governing Documents or a resolution of the Board of Trustees, or as required by applicable law, holders of Series A Preferred Shares shall have no power to vote on any matter except matters submitted to a vote of the Common Shares. In any matter submitted to a vote of the holders of the Common Shares, each holder of Series A Preferred
Shares shall be entitled to one vote for each Series A Preferred Share held and the holders of the Outstanding Preferred Shares, including
Series A Preferred Shares, and the Common Shares shall vote together as a single class; provided, however, that the holders of the Outstanding
Preferred Shares, including Series A Preferred
Shares, shall be entitled, as a separate class, to the exclusion of the holders of all other securities and classes of capital shares of the Trust, to elect 2 of the Trusts trustees for so long as, and only for so long as, the Trust is registered as an investment company under the 1940 Act and such entitlement shall cease immediately upon the issuance of the Deregistration Order. Subject to paragraph 5(b) of Part II hereof, the holders of the outstanding capital shares of the Trust, including the holders of the Outstanding Preferred Shares, including the Series A Preferred Shares, voting as a single class, shall elect the balance of the trustees.
(b) Additional Voting Rights for Trustees
(i) Right to Elect Majority of Board of
Trustees. For so long as, and only for so long as, the Trust is registered as an investment company under the 1940 Act and such entitlement shall cease immediately upon the issuance of the Deregistration
Order, during any period in which any one or more of the conditions described below shall exist (such period being referred to herein as a 1940 Act Voting Period), the number and/or composition of trustees constituting the Board of Trustees shall be automatically adjusted as necessary to permit the holders of Outstanding Preferred
Shares, including the Series A Preferred
Shares, voting separately as one class (to the exclusion of the holders of all other securities and classes of capital shares of the Trust) to elect the number of trustees that, when added to the 2 trustees elected exclusively by the holders of Preferred
Shares pursuant to paragraph 5(a) above, would constitute a simple majority of the Board of Trustees as so adjusted. The Trust and the Board of Trustees shall take all necessary actions, including effecting the removal of trustees or amendment of the Declaration, to effect an adjustment of the number and/or composition of trustees as described in the preceding sentence. A 1940
Act Voting Period shall commence:
(A) if at any time accumulated
dividends and distributions
(whether or not earned or
declared, and whether or not funds
are then legally available in an
amount sufficient therefor) on the
Outstanding Series A Preferred
Shares equal to at least 2 full
years dividends and distributions
shall be due and unpaid and
sufficient Deposit Assets shall
not have been deposited with the
Dividend Disbursing Agent for the
payment of such accumulated
dividends and distributions; or
(B) if at any time holders of any
other Preferred Shares are
entitled to elect a majority of
the trustees of the Trust under
the 1940 Act or Statement of
Preferences creating such shares.
Effective immediately upon issuance of the Deregistration Order, this paragraph 5(b)(i) shall be void and shall have no further effect.

(ii) Post-Deregistration Order Arrearages
Trustee Voting Rights. This paragraph
5(b)(ii) shall not be applicable, and shall have no effect, until the issuance of the Deregistration Order and, thereafter, shall confer the voting entitlement described herein only for so long as the rules of a national securities exchange on which any of the Trusts equity securities are listed requires holders of Series A Preferred
Shares to have such voting entitlements.
During any period in which accumulated
dividends and distributions (whether or not earned or declared, and whether or not funds are then legally available in an amount sufficient therefor) on the outstanding Series A Preferred Shares equal to at least six full quarters dividends and distributions shall be due and unpaid and sufficient Deposit Assets shall not have been deposited with the Dividend Disbursing
Agent for the payment of such accumulated dividends and distributions (such period being referred to herein as a Post-
Deregistration Voting Period and, together with a 1940 Act Voting Period, a Voting
Period), holders of the Series A Preferred
Shares, voting separately as one class (to the exclusion of the holders of all other securities and classes of capital shares of the Trust, except for any other series of Preferred Shares for which a like voting entitlement has arisen, with which the holders of the Series A Preferred Shares will vote together as one class for this purpose), shall be entitled to elect 2 of the Trusts trustees. The Trust and the Board of Trustees shall take all necessary actions, including effecting the removal of trustees or amendment of the Declaration, to effect an adjustment of the number and/or composition of trustees as described in the preceding sentence.
Upon the termination of a Voting Period, the voting rights described in this paragraph 5(b) shall cease, subject always, however, to the reverting of such voting rights in the holders of Preferred Shares upon the further occurrence of any of the events described in this paragraph
5(b).
(c) Right to Vote with Respect to Certain Other
Matters. Subject to paragraph 1 of Part III of this Statement of Preferences, so long as any Series A Preferred Shares are Outstanding, the
Trust shall not, without the affirmative vote of the holders of at least two-thirds of the Preferred Shares Outstanding at the time, voting separately as one class, amend, alter or repeal the provisions of this Statement of Preferences so as to in the aggregate adversely affect the rights and preferences set forth in any Statement of Preferences, including the Series A Preferred
Shares. To the extent permitted under the 1940
Act, if applicable, and the applicable exchange on which the Preferred Shares are listed, in the event that more than one series of Preferred
Shares are Outstanding, the Trust shall not effect any of the actions set forth in the preceding sentence which in the aggregate adversely affects the rights and preferences set forth in the Statement of Preferences for a series of Preferred Shares differently than such rights and preferences for any other series of Preferred Shares without the affirmative vote of the holders of at least two-thirds of the Preferred Shares Outstanding of each series adversely affected (each such adversely affected series voting separately as a class to the extent its rights are affected differently). The holders of the Series A Preferred Shares shall not be entitled to vote on any matter that affects the rights or interests of only one or more other series of Preferred Shares. The Trust shall notify the relevant Rating Agency 10 Business
Days prior to any such vote described above.
Unless a higher percentage is required under the Governing Documents or applicable provisions of the DSTA or, if applicable, the 1940 Act, and for so long as, and only for so long, as the Trust is registered as an investment company under the 1940 Act, the affirmative vote of the holders of a majority of the Outstanding Preferred Shares, including Series A Preferred Shares, voting together as a single class, will be required to approve any plan of reorganization (as defined in the 1940 Act) adversely affecting the Preferred
Shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act.
Effective immediately upon issuance of the Deregistration Order, the immediately preceding sentence shall be void and shall have no further effect. For so long as, and only for so long as, the Trust remains registered as an investment company under the 1940 Act, the phrase vote of the holders of a majority of the Outstanding
Preferred Shares (or any like phrase) as used in this paragraph 5(c) shall mean, in accordance with Section 2(a)(42) of the 1940 Act, the vote, at the annual or a special meeting of the shareholders of the Trust duly called (i) of 67 percent or more of the Preferred Shares present at such meeting, if the holders of more than 50 percent of the Outstanding Preferred Shares are present or represented by proxy; or (ii) of more than 50 percent of the Outstanding Preferred
Shares, whichever is less. The class votes of holders of Preferred Shares described in this paragraph 5(c) will in each case be in addition to a separate vote of the requisite percentage of Common Shares and Preferred Shares, including
Series A Preferred Shares, voting together as a single class, necessary to authorize the action in question. An increase in the number of authorized Preferred Shares pursuant to the Governing Documents or the issuance of additional shares of any series of Preferred Shares
(including Series A Preferred Shares), pursuant to the Governing Documents shall not in and of itself be considered to adversely affect the rights and preferences of the Preferred Shares and holders of the Series A Preferred Shares, by virtue of their acquisition of Series A Preferred
Shares, will be deemed to have authorized such issuances by the Board of Trustees.
(c) Voting Procedures.
(i) As soon as practicable after the accrual of any right of the holders of Preferred
Shares to elect additional trustees as
described in paragraph 5(b) above, the
Trust shall call a special meeting of such holders and instruct the Dividend
Disbursing Agent to mail a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 40 days after the date of mailing of such notice. If the Trust fails to send such notice to the Dividend Disbursing
Agent or if the Trust does not call such a special meeting, it may be called by any such holder on like notice. The record date for determining the holders entitled to notice of and to vote at such special meeting shall be the close of business on the day on which such notice is mailed or such other date as the Board of Trustees shall determine. At any such special meeting and at each shareholder meeting held during a Voting Period for the purpose of electing trustees, such holders of Preferred Shares, voting together as a class (to the exclusion of the holders of all other securities and classes of capital shares of the Trust), shall be entitled to elect the number of trustees prescribed in paragraph 5(b) above on a one-vote-per-share basis. At any such meeting, or adjournment thereof in the absence of a quorum, a majority of such holders present in person or by proxy shall have the power to adjourn the meeting without notice, other than by an announcement at the meeting, to a date not more than 120 days after the original record date.
(ii) For purposes of determining any rights of the holders of Series A Preferred Shares to vote on any matter or the number of shares required to constitute a quorum, whether such right is created by this Statement of Preferences, by the other provisions of the Governing Documents, by statute or otherwise, any Series A
Preferred Share which is not Outstanding shall not be counted.
(iii) The terms of office of all persons who are trustees of the Trust at the time of a special meeting of holders of Preferred
Shares to elect trustees and who remain
trustees following such meeting shall
continue, notwithstanding the election at such meeting by such holders of the number of trustees that they are entitled to elect, and the persons so elected by such holders, together with the 2 incumbent trustees elected by the holders of Preferred Shares (to the extent such election right exists in accordance with the terms of paragraph 5(a), above) and the remaining incumbent trustees elected by the holders of the Common Shares and Preferred
Shares, shall constitute the duly elected trustees of the Trust.
(iv) Upon the expiration of a Voting Period, the terms of office of the additional trustees elected by the holders of Preferred Shares pursuant to paragraph 5(b) above shall expire at the earliest time permitted by law and the remaining trustees shall constitute the trustees of the Trust and the voting rights of such holders of Preferred Shares, including Series A
Preferred Shares, to elect additional
trustees pursuant to paragraph 5(b) above shall cease, subject to the provisions of the last sentence of paragraph 5(b). Upon the expiration of the terms of the trustees elected by the holders of Preferred Shares pursuant to paragraph 5(b) above, the number of trustees shall be automatically reduced to the number of trustees on the Board of Trustees immediately preceding such Voting Period if the number of trustees on the Board of Trustees was increased in connection with a Voting
Period.
(d) Exclusive Remedy. Unless otherwise required by law, the holders of Series A Preferred Shares shall not have any rights or preferences other than those specifically set forth herein. The holders of Series A Preferred Shares shall have no preemptive rights or rights to cumulative voting. In the event that the Trust fails to pay any dividends and distributions on the Series A
Preferred Shares, the exclusive remedy of the holders shall be the right to vote for trustees pursuant to the provisions of this paragraph 5.
(e) Notification to Rating Agency. In the event a vote of holders of Series A Preferred Shares is required pursuant to the provisions of Section
13(a) of the 1940 Act, as long as the Series A
Preferred Shares are then rated by a Rating
Agency at the Trusts request, the Trust shall, not later than 10 Business Days prior to the date on which such vote is to be taken, notify the relevant Rating Agency that such vote is to be taken and the nature of the action with respect to which such vote is to be taken and, not later than 10 Business Days after the date on which such vote is taken, notify such Rating Agency of the result of such vote. Effective immediately upon issuance of the Deregistration Order, this paragraph 5(e) shall be void and shall have no further effect.
6. Coverage Tests.
(a) Determination of Compliance. For so long as, and only for so long as, the Trust shall remain registered as an investment company under the 1940 Act, the Trust shall make the following determination:
(i) 1940 Act Asset Coverage. The Trust shall have 1940 Act Asset Coverage as of the last
Business Day of each March, June, September and December of each year in which any Series A Preferred Shares are Outstanding;
provided, however, that, effective
immediately upon issuance of the
Deregistration Order, the Trust shall have no obligation to make any determination with respect to 1940 Act Asset Coverage and this paragraph 6(a)(i) shall be void and shall have no further effect.
(b) Failure to Meet 1940 Act Asset Coverage. For so long as, and only for so long as, the Trust shall remain registered as an investment company under the 1940 Act, if the Trust fails to have 1940 Act Asset Coverage as provided in paragraph
6(a)(i) hereof and such failure is not cured as of the related 1940 Act Asset Coverage Cure Date,
(i) the Trust shall give a Notice of Redemption as described in paragraph 4 of Part II hereof with respect to the redemption of a sufficient number of Preferred Shares, which at the Trusts determination (to the extent permitted by the 1940 Act and the DSTA) may include any proportion of Series A Preferred Shares, to enable it to meet the requirements of paragraph 6(a)(i) above, and, at the Trusts discretion, such additional number of Series A Preferred Shares or other
Preferred Shares in order that the Trust have 1940 Act Asset Coverage with respect to the Series A Preferred Shares and any other Preferred
Shares remaining Outstanding after such
redemption as great as 220%, and (ii) deposit with the Dividend Disbursing Agent Deposit Assets having an initial combined value sufficient to effect the redemption of the Series A Preferred
Shares or other Preferred Shares to be redeemed, as contemplated by paragraph 4 of Part II hereof.
Effective immediately upon issuance of the Deregistration Order, this paragraph 6(b) shall no longer apply and shall be void and shall have no further effect.
(c) Status of Shares Called for Redemption. For purposes of determining whether the requirements of paragraph 6(a)(i) hereof are satisfied, (i) no Series A Preferred Share shall be deemed to be Outstanding for purposes of any computation if, prior to or concurrently with such determination, sufficient Deposit Assets to pay the full
Redemption Price for such share shall have been deposited in trust with the Dividend Disbursing
Agent (or applicable paying agent) and the requisite Notice of Redemption shall have been given, and (ii) such Deposit Assets deposited with the Dividend Disbursing Agent (or paying agent) shall not be included.
7. Limitation on Incurrence of Additional
Indebtedness and Issuance of Additional Preferred
Shares
(a) For so long as, and only for so long as, the Trust shall remain registered as an investment company act under the 1940 Act and any Series A
Preferred Shares are Outstanding, the Trust may issue and sell one or more series of a class of senior securities of the Trust representing indebtedness under Section 18 of the 1940 Act and/or otherwise create or incur indebtedness, provided that, immediately after giving effect to the incurrence of such indebtedness and to its receipt and application of the proceeds thereof, the Trust shall have an asset coverage for all senior securities representing indebtedness, as defined in Section 18(h) of the 1940 Act, of at least 300% of the amount of all indebtedness of the Trust then outstanding and no such additional indebtedness shall have any preference or priority over any other indebtedness of the Trust upon the distribution of the assets of the Trust or in respect of the payment of interest. Any possible liability resulting from lending and/or borrowing portfolio securities, entering into reverse repurchase agreements, entering into futures contracts and writing options, to the extent such transactions are made in accordance with the investment restrictions of the Trust then in effect, shall not be considered to be indebtedness limited by this paragraph 7(a) if such liabilities are covered in accordance with the requirements of the 1940 Act and applicable guidance. Effective immediately upon issuance of the Deregistration Order, this paragraph 7(a) shall be void and shall have no further effect.
(b) For so long as, and only for so long as, the Trust shall remain registered as an investment company act under the 1940 Act and any Series A
Preferred Shares are Outstanding, the Trust may issue and sell shares of one or more other series of Preferred Shares constituting a series of a class of senior securities of the Trust representing stock under Section 18 of the 1940
Act in addition to the Series A Preferred Shares and other Preferred Shares then Outstanding, provided that (i) the Trust shall, immediately after giving effect to the issuance of such additional Preferred Shares and to its receipt and application of the proceeds thereof, including, without limitation, to the redemption of Preferred Shares for which a Notice of Redemption has been mailed or delivered electronically prior to such issuance, have an asset coverage for all senior securities which are stock, as defined in Section 18(h) of the 1940 Act, of at least 200% of the sum of the Liquidation Preference of the Series A Preferred
Shares and all other Preferred Shares then
Outstanding, and (ii) no such additional
Preferred Shares shall have any preference or priority over any other Preferred Shares upon liquidation or the distribution of the assets of the Trust or in respect of the payment of dividends. Effective immediately upon issuance of the Deregistration Order, this paragraph 7(b) shall be void and shall have no further effect.
8. Restrictions on Ownership and Transfer
Effective immediately upon the Trusts election to qualify as a REIT for federal income tax purposes, the Series A Preferred Shares and any other series of Preferred Shares Outstanding shall be subject to the provisions of Article XII of the Declaration.
Pursuant to Article XII of the Declaration, and without limitation of any provisions of such Article
XII, Series A Preferred Shares together with Common
Shares beneficially or constructively owned (as defined in the Declaration) by a shareholder in excess of the Aggregate Share Ownership Limit (as defined in the Declaration), shall automatically be transferred to a Charitable Trust (as defined in the Declaration) for the benefit of one or more
Charitable Beneficiaries (as defined in the Declaration) in accordance with and subject to the provisions of such Article XII (including, without limitation, any applicable exceptions or any additional remedies provided to the Board pursuant to such Article XII). Section 12.2.9 of the Declaration providing for a legend on certificates will also apply to shares of Series A Preferred
Shares with such changes as are appropriate to refer to the Series A Preferred Shares and restrictions applicable thereto.
PART III

ABILITY OF THE BOARD OF TRUSTEES TO MODIFY
THE STATEMENT OF PREFERENCES
1. Modification to Prevent Ratings Reduction or
Withdrawal. The Board of Trustees, without further action by the shareholders, may amend, alter, add to or repeal any provision of this Statement of Preferences that has been adopted by the Trust pursuant to the Rating Agency guidelines or add covenants and other obligations of the Trust to this Statement of Preferences, if the applicable Rating
Agency confirms that such amendments or
modifications are necessary to prevent a reduction in, or the withdrawal of, a rating of the Preferred
Shares and such amendments and modifications do not adversely affect the rights and preferences of and are in the aggregate in the best interests of the holders of the Preferred Shares.
2. Other Modification. The Board of Trustees, without further action by the shareholders, may amend, alter, add to or repeal any provision of this Statement of Preferences including provisions that have been adopted by the Trust pursuant to the Rating Agency guidelines, if such amendments or modifications will not in the aggregate adversely affect the rights and preferences of the holders of any series of the Preferred Shares, provided, that the Trust has received confirmation from each applicable Rating Agency that such amendment or modification would not adversely affect such Rating
Agencys then-current rating of such series of the Trusts Preferred Shares.
Notwithstanding the provisions of the preceding paragraph, to the extent permitted by law, the Board of Trustees or its delegatee, without the vote of the holders of the Series A Preferred Shares or any other shares of the Trust, may amend the provisions of this Statement of Preferences to resolve any inconsistency or ambiguity or to remedy any formal defect so long as the amendment does not in the aggregate adversely affect the rights and preferences of the Series A Preferred Shares.
[REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]


IN WITNESS WHEREOF, NexPoint Strategic Opportunities Fund has caused this Statement of Preferences to be signed in its name and on its behalf by a duly authorized officer, who acknowledges said instrument to be the statutory trust act of the Trust, and states that, to the best of such officers knowledge, information and belief under penalty of perjury, the matters and facts herein set forth with respect to approval are true in all material respects, as of December 15, 2020.
By:
Name:
Title:
Attest,

Name:
Title:
2